EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 17, 2020
Capital Stock
Capital stock		R$ 31,305,331	R$ 31,305,331	R$ 39,057,271
Quantity		1,352,634,100
Percentage of shares issued		100.00%
Capital increase	R$ 7,751,940	R$ 7,751,940
Common shares
Capital Stock
Quantity		1,087,050,297
Percentage of shares issued		100.00%
Preferred shares
Capital Stock
Face value		R$ 0	R$ 0
Class A
Capital Stock
Dividend rate (as a percent)		8.00%	8.00%
Quantity		146,920
Percentage of shares issued		100.00%
Class B
Capital Stock
Dividend rate (as a percent)			6.00%
Quantity		265,436,883
Percentage of shares issued		100.00%
Anticipated future capital increase
Capital Stock
Capital stock		R$ 39,057,271
Quantity		1,568,930,910
Percentage of shares issued		100.00%
Anticipated future capital increase | Common shares
Capital Stock
Quantity		1,288,842,596		1,288,842,596
Percentage of shares issued		100.00%
Anticipated future capital increase | Class A
Capital Stock
Quantity		146,920
Percentage of shares issued		100.00%
Anticipated future capital increase | Class B
Capital Stock
Quantity		279,941,394
Percentage of shares issued		100.00%
Government
Capital Stock
Quantity		554,395,082
Percentage of shares issued		40.99%
Government | Common shares
Capital Stock
Quantity		554,394,671
Percentage of shares issued		51.00%
Government | Class B
Capital Stock
Quantity		411
Percentage of shares issued		0.00%
Government | Anticipated future capital increase
Capital Stock
Quantity		667,889,378
Percentage of shares issued		42.57%
Government | Anticipated future capital increase | Common shares
Capital Stock
Quantity		667,888,884
Percentage of shares issued		51.82%
Government | Anticipated future capital increase | Class B
Capital Stock
Quantity		494
Percentage of shares issued		0.00%
BNDESPAR
Capital Stock
Quantity		160,449,053
Percentage of shares issued		11.86%
BNDESPAR | Common shares
Capital Stock
Quantity		141,757,951
Percentage of shares issued		13.04%
BNDESPAR | Class B
Capital Stock
Quantity		18,691,102
Percentage of shares issued		7.04%
BNDESPAR | Anticipated future capital increase
Capital Stock
Quantity		160,449,053
Percentage of shares issued		10.23%
BNDESPAR | Anticipated future capital increase | Common shares
Capital Stock
Quantity		141,757,951
Percentage of shares issued		11.00%
BNDESPAR | Anticipated future capital increase | Class B
Capital Stock
Quantity		18,691,102
Percentage of shares issued		6.68%
BNDES
Capital Stock
Quantity		92,807,935
Percentage of shares issued		6.86%
BNDES | Common shares
Capital Stock
Quantity		74,545,264
Percentage of shares issued		6.86%
BNDES | Class B
Capital Stock
Quantity		18,262,671
Percentage of shares issued		6.88%
BNDES | Anticipated future capital increase
Capital Stock
Quantity		92,807,935
Percentage of shares issued		5.92%
BNDES | Anticipated future capital increase | Common shares
Capital Stock
Quantity		74,545,264
Percentage of shares issued		5.78%
BNDES | Anticipated future capital increase | Class B
Capital Stock
Quantity		18,262,671
Percentage of shares issued		6.52%
Banco Classico
Capital Stock
Quantity		54,400,000
Percentage of shares issued		4.02%
Banco Classico | Common shares
Capital Stock
Quantity		54,400,000
Percentage of shares issued		5.00%
Banco Classico | Anticipated future capital increase
Capital Stock
Quantity		65,536,875
Percentage of shares issued		4.18%
Banco Classico | Anticipated future capital increase | Common shares
Capital Stock
Quantity		65,536,875
Percentage of shares issued		5.08%
Fundo Nacional de Desenvolvimento (CEF)
Capital Stock
Quantity		45,621,589
Percentage of shares issued		3.37%
Fundo Nacional de Desenvolvimento (CEF) | Common shares
Capital Stock
Quantity		45,621,589
Percentage of shares issued		4.20%
Fundo Nacional de Desenvolvimento (CEF) | Anticipated future capital increase
Capital Stock
Quantity		45,621,589
Percentage of shares issued		2.91%
Fundo Nacional de Desenvolvimento (CEF) | Anticipated future capital increase | Common shares
Capital Stock
Quantity		45,621,589
Percentage of shares issued		3.54%
Fundos 3G Radar
Capital Stock
Quantity		20,637,204
Percentage of shares issued		1.53%
Fundos 3G Radar | Common shares
Capital Stock
Quantity		73,204
Percentage of shares issued		0.01%
Fundos 3G Radar | Class B
Capital Stock
Quantity		20,564,000
Percentage of shares issued		7.75%
Fundos 3G Radar | Anticipated future capital increase
Capital Stock
Quantity		26,074,029
Percentage of shares issued		1.66%
Fundos 3G Radar | Anticipated future capital increase | Common shares
Capital Stock
Quantity		3,300,129
Percentage of shares issued		0.26%
Fundos 3G Radar | Anticipated future capital increase | Class B
Capital Stock
Quantity		22,773,900
Percentage of shares issued		8.14%
American Depositary Receipts - ADRs
Capital Stock
Quantity		35,152,562
Percentage of shares issued		2.60%
American Depositary Receipts - ADRs | Common shares
Capital Stock
Quantity		27,121,748
Percentage of shares issued		2.49%
American Depositary Receipts - ADRs | Class B
Capital Stock
Quantity		8,030,814
Percentage of shares issued		3.03%
American Depositary Receipts - ADRs | Anticipated future capital increase
Capital Stock
Quantity		32,279,467
Percentage of shares issued		2.06%
American Depositary Receipts - ADRs | Anticipated future capital increase | Common shares
Capital Stock
Quantity		25,158,848
Percentage of shares issued		1.95%
American Depositary Receipts - ADRs | Anticipated future capital increase | Class B
Capital Stock
Quantity		7,120,619
Percentage of shares issued		2.54%
Fundo Garantidor da Habitao Popular (CEF)
Capital Stock
Quantity		1,000,000
Percentage of shares issued		0.07%
Fundo Garantidor da Habitao Popular (CEF) | Common shares
Capital Stock
Quantity		1,000,000
Percentage of shares issued		0.09%
Fundo Garantidor da Habitao Popular (CEF) | Anticipated future capital increase
Capital Stock
Quantity		1,000,000
Percentage of shares issued		0.06%
Fundo Garantidor da Habitao Popular (CEF) | Anticipated future capital increase | Common shares
Capital Stock
Quantity		1,000,000
Percentage of shares issued		0.08%
Other
Capital Stock
Quantity		388,170,675
Percentage of shares issued		28.70%
Other | Common shares
Capital Stock
Quantity		188,135,870
Percentage of shares issued		17.31%
Other | Class A
Capital Stock
Quantity		146,920
Percentage of shares issued		100.00%
Other | Class B
Capital Stock
Quantity		199,887,885
Percentage of shares issued		75.31%
Other | Anticipated future capital increase
Capital Stock
Quantity		477,272,584
Percentage of shares issued		30.42%
Other | Anticipated future capital increase | Common shares
Capital Stock
Quantity		264,033,056
Percentage of shares issued		20.49%
Other | Anticipated future capital increase | Class A
Capital Stock
Quantity		146,920
Percentage of shares issued		100.00%
Other | Anticipated future capital increase | Class B
Capital Stock
Quantity		213,092,608
Percentage of shares issued		76.12%
Minority share holders
Capital Stock
Quantity		493,926,737
Non resident minority shareholder
Capital Stock
Quantity		244,690,962
Percentage of shares issued		49.54%
Non resident minority shareholder | Common shares
Capital Stock
Quantity		134,668,660
Non resident minority shareholder | Class A
Capital Stock
Quantity		28
Non resident minority shareholder | Class B
Capital Stock
Quantity		110,022,274